Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Schedule of Other Current Financial Assets
The recorded loss allowance for trade receivables reconciles as follows:

(CHF in thousands)	2021	2020

Individual loss allowance at January 1	1,750	547
Addition	1,492	1,405
Usage	(23)	(6)
Release	(1,263)	(59)
Exchange differences	42	(137)
Individual loss allowance at December 31	1,998	1,750

(CHF in thousands)	2021	2020

Expected credit loss at January 1	58	194
Change	502	(129)
Exchange Difference	(5)	(7)
Expected credit loss at December 31	555	58

(CHF in thousands)	12/31/2021	12/31/2020

Credit cards	6,417	7,271
Deposits	14,814	4,864
Other current financial assets	8,823	5,000
Other current financial assets at amortized cost	30,054	17,135
Other current financial assets at fair value through profit and loss	—	—
Other current financial assets	30,054	17,135